AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2019

	Shares	Value		Shares	Value
Common Stocks - 97.3%			AMETEK, Inc.	210,000	$19,282,200
Communication Services - 4.4%			BWX Technologies, Inc. [1]	470,200	26,900,142
Altice USA, Inc., Class A*	943,700	$27,065,316	Cintas Corp.	87,900	23,565,990
IAC/InterActiveCorp *	88,900	19,377,533	Copart, Inc.*	301,800	24,243,594
Pinterest, Inc. , Class A *,1	446,900	11,820,505	CoStar Group, Inc.*	55,800	33,100,560
Zynga, Inc. , Class A*	3,954,100	23,012,862	Hexcel Corp.	269,300	22,117,609
Total Communication Services		81,276,216	IHS Markit, Ltd. (United Kingdom)*	378,400	25,307,392
Consumer Discretionary - 12.4%			Knight-Swift Transportation Holdings, Inc. [1]	430,900	15,641,670
Aptiv PLC (Ireland)	224,200	19,599,564	L3Harris Technologies, Inc.	109,900	22,929,536
Brunswick Corp. [1]	381,400	19,878,568	Nordson Corp. [1]	83,700	12,241,962
Burlington Stores, Inc. *,1	116,600	23,299,012	Rockwell Automation, Inc.	94,000	15,491,200
Chewy, Inc., Class A*,1	448,500	11,024,130	Ryanair Holdings PLC, Sponsored ADR (Ireland)*	234,400	15,559,472
Domino's Pizza, Inc. [1]	94,500	23,113,755	TransDigm Group, Inc.	29,500	15,359,765
Five Below, Inc. *	136,200	17,174,820	TransUnion	506,600	41,090,326
Grand Canyon Education, Inc. *	137,300	13,482,860	Verisk Analytics, Inc.	155,700	24,622,398
Lululemon Athletica, Inc. (Canada) *	78,600	15,132,858	Waste Connections, Inc.	342,200	31,482,400
O'Reilly Automotive, Inc. *	81,800	32,598,118	Total Industrials		389,363,441
Pool Corp.	69,000	13,917,300	Information Technology - 31.3%
Six Flags Entertainment Corp.	265,600	13,489,824	Amdocs, Ltd.	404,700	26,754,717
Tractor Supply Co.	217,200	19,643,568	Amphenol Corp., Class A	204,800	19,763,200
Ulta Beauty, Inc. *,1	17,390	4,358,803	Atlassian Corp. PLC, Class A (Australia) *	136,900	17,172,736
Total Consumer Discretionary		226,713,180	Avalara, Inc.*	372,900	25,092,441
Consumer Staples - 1.3%			Booz Allen Hamilton Holding Corp.	661,000	46,944,220
Lamb Weston Holdings, Inc.	317,500	23,088,600	Coupa Software, Inc.*,1	142,500	18,463,725
Financials - 10.1%			CyberArk Software, Ltd. (Israel) *	105,100	10,491,082
Apollo Global Management, Inc.[1]	791,600	29,938,312	Datadog, Inc. , Class A *,1	214,075	7,259,283
Assured Guaranty, Ltd. (Bermuda)	440,400	19,580,184	Dolby Laboratories, Inc. , Class A	416,400	26,916,096
The Progressive Corp.	1,013,100	78,261,975	Elastic, N.V. *	167,100	13,759,014
RenaissanceRe Holdings, Ltd. (Bermuda)	156,000	30,178,200	Entegris, Inc. [1]	549,100	25,840,646
SVB Financial Group *	131,100	27,393,345	FleetCor Technologies, Inc.*	132,700	38,055,706
Total Financials		185,352,016	Gartner, Inc.*,1	198,100	28,326,319
Health Care - 8.2%			Genpact, Ltd.	434,900	16,852,375
Centene Corp.*	529,900	22,923,474	Global Payments, Inc.	448,400	71,295,600
Charles River Laboratories International, Inc. *	200,900	26,593,133	Lam Research Corp.	124,400	28,750,084
Chemed Corp.	51,000	21,296,070	Marvell Technology Group, Ltd. [1]	1,085,000	27,092,450
Elanco Animal Health, Inc.*	549,200	14,603,228	Microchip Technology, Inc. [1]	195,100	18,126,741
Sage Therapeutics, Inc. *,1	132,750	18,623,498	Monolithic Power Systems, Inc.[1]	90,000	14,006,700
SmileDirectClub, Inc. *	9,400	130,472	SS&C Technologies Holdings, Inc.[1]	310,700	16,022,799
STERIS PLC	94,300	13,625,407	Tyler Technologies, Inc. *	84,400	22,155,000
Vertex Pharmaceuticals, Inc. *	195,700	33,155,494	WEX, Inc.*	116,500	23,541,155
Total Health Care		150,950,776	Zebra Technologies Corp., Class A*	72,100	14,879,277
Industrials - 21.3%			Zendesk, Inc.*,1	220,100	16,040,888
AerCap Holdings, N.V. (Ireland) *	373,100	20,427,225	Total Information Technology		573,602,254

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)

						Principal
		Shares	Value			Amount	Value

	Materials - 2.7%			RBC Dominion Securities, Inc. , dated 09/30/19,
	Martin Marietta Materials, Inc.	89,500	$24,531,950	due 10/01/19, 2.370% total to be received
				$11,194,598 (collateralized by various
	RPM International, Inc.	372,500	25,631,725	U. S. Government Agency Obligations and
	Total Materials		50,163,675	U. S. Treasuries, 0.000% - 6.500%, 10/15/19 -
	Real Estate - 5.6%			09/01/49, totaling $11,417,738)		$11,193,861	$11,193,861
	CBRE Group, Inc., Class A*	1,211,800	64,237,518	State of Wisconsin Investment Board, dated
				09/30/19, du e 10/01/19, 2.520% total to be
	SBA Communications Corp., REIT	158,900	38,318,735	received $4,660,011 (collateralized by various
	Total Real Estate		102,556,253	U. S. Treasuries, 0.125% - 3.875%, 04/15/21 -
	Total Common Stocks			09/09/49, totaling $4,752,891)		4,659,685	4,659,685
	(Cost $1,125,800,556)		1,783,066,411	Total Joint Repurchase Agreements			47,125,582

		Principal				Shares
		Amount		Other Investment Companies - 2.4%
Short	-Term Investments - 5.0%			Dreyfus Government Cash Management Fund,
	Joint Repurchase Agreements - 2.6%[2]			Institutional Shares, 1.85%[3]		14,638,209	14,638,209
	Bank of Nova Scotia, dated 09/30/19, due			Dreyfus Institutional Preferred Government
	10/01/19, 2.370% total to be received			Money Market Fund, Institutional Shares,
	$11,194,598 (collateralized by various			1.90% [3]		14,638,208	14,638,208
	U. S. Government Agency Obligations, 2.500% -			JPMorgan U.S. Government Money Market Fund,
	5.000%, 09/01/24 - 08/01/49, totaling			IM Shares, 1.87%[3]		15,081,790	15,081,790
	$11,418,490)	$11,193,861	11,193,861
				Total Other Investment Companies			44,358,207
	Cantor Fitzgerald Securities, Inc. , dated 09/30/19,
	due 10/01/19, 2.400% total to be received			Total Short-Term Investments
	$11,194,607 (collateralized by various			(Cost $91,483,789)			91,483,789
	U. S. Government Agency Obligations and			Total Investments - 102.3%
	U. S. Treasuries, 0.000% - 9.000%, 10/25/19 -			(Cost $1,217,284,345)			1,874,550,200
	07/15/61, totaling $11,417,738)	11,193,861	11,193,861	Other Assets, less Liabilities - (2.3)%			(42,952,073)
	Guggenheim Securities LLC, dated 09/30/19, due			Net Assets - 100.0%			$1,831,598,127
	10/01/19, 2.420% total to be received
	$8,884,911 (collateralized by various
	U. S. Government Agency Obligations and
	U. S. Treasuries, 1.500% - 5.000%, 08/15/22 -
	06/20/69, totaling $9,062,001)	8,884,314	8,884,314

	* Non-income producing security.			[3] Yield shown represents the September 30, 2019, seven day average yield, which refers
	[1] Some of these securities, amounting to $179,863,611 or 9.8% of net assets, were out on			to the sum of the previous seven days' dividends paid, expressed as an annual
	loan to various borrowers and are collateralized by cash and various U. S. Treasury			percentage.
	Obligations. See below for more information.			ADR	American Depositary Receipt
	[2] Cash collateral received for securities lending activity was invested in these joint			REIT	Real Estate Investment Trust
	repurchase agreements.

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2019:
			Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †			$1,783,066,411	—	—	$1,783,066,411
Short-Term Investments
Joint Repurchase Agreements			—	$47,125,582	—	47,125,582
Other Investment Companies			44,358,207	—	—	44,358,207
Total Investments in Securities			$1,827,424,618	$47,125,582	—	$1,874,550,200

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended September 30, 2019, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at September 30, 2019, were as follows:
	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$179,863,611	$47,125,582	$140,258,810	$187,384,392

The following table summarizes the securities received as collateral for securities lending at September 30, 2019:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.000%-8.750%	10/15/19-02/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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